Financial Instruments - Credit Risk - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 114,000,000	£ 111,000,000	£ 162,000,000	£ 122,000,000
Trade receivables	1,829,000,000	1,682,000,000
Up to one month [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	181,000,000	220,000,000
Two to three months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	93,000,000	97,000,000
Four to six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	37,000,000	44,000,000
Greater than six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	35,000,000	40,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 114,000,000	£ 111,000,000
Credit risk [member] | Banks rated A-/A3 [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of cash and cash equivalents held with bank".	93.00%	90.00%